[GRAPHIC OMITTED]

Smith Barney
Telecommunications
Income Fund

------------------
SEMI-ANNUAL REPORT
------------------

June 30, 1998

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day(sm).

Smith Barney
Telecommunications
Income Fund

                                                               [PHOTO OMITTED]

                                                               HEATH B.
                                                               MCLENDON

                                                               Chairman

Dear Shareholder:

We are pleased to provide the semi-annual report for the period ended June 30, 1998 for the Smith Barney Telecommunications Income Fund ("Fund"). In this report, we review the factors driving the Fund's performance during the reporting period and discuss our outlook for the Bell operating companies that currently represent about 95% of the Fund's holdings. A more detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow. We hope you find this report to be informative and useful.

Market and Performance Update

As you know, the primary investment objective of the Fund is to provide shareholders with a consistent level of dividend income. Capital appreciation is a secondary objective. The Fund's aggregate total return (income plus change in share price) was 12.94% during the six months ended June 30, 1998, while the Standard & Poor's 500 Index posted a 17.7% total return. (The S&P 500 is a capitalization-weighted measure of 500 widely held common stocks.) In addition, the Fund also underperformed the 24.71% average annual return generated by all telecommunication funds in the Lipper Analytical Services, Inc. category. (Lipper is a major fund-tracking organization.)

The Fund's performance reflects two trends favorable to the Bell operating companies:

o Competition in local telecommunication services has been slow to materialize, providing the Bell companies additional time to execute strategic initiatives to bolster their competitive positions; and

o Industry-wide consolidation continues at a rapid pace, generating huge consolidation savings.

These two factors generated positive earnings surprises throughout the industry over the last few quarters and we anticipate these favorable trends to continue over the next nine to twelve months. Therefore, we believe that earnings growth will continue to accelerate during that period.


--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                    1

Market Outlook

We are optimistic about the outlook for the Bell operating companies. We believe that they will continue to generate stable, high single-digit earnings growth and consistent dividend growth, and the Bells' growth prospects in the years ahead remain strong. Deregulation of the industry will ultimately open up the large, Aug30 billion plus long distance market to Bell entry. Demand for data networking capabilities should support strong volume growth. Ongoing investments in rapidly growing overseas ventures should also enhance the Bell's earnings power.

In summary, thank you for investing in the Smith Barney Telecommunications Income Fund.

Sincerely,


/s/ Heath B. McLendon                   /s/ Valerie J. Sill

Heath B. McLendon                       Valerie J. Sill
Chairman                                Investment Officer

July 13, 1998

--------------------------------------------------------------------------------
Special Shareholder Notice

The Board of Trustees of Smith Barney Telecommunications Trust has decided to terminate the Fund's sub-investment advisory agreement with The Boston Company Asset Management, Inc. ("TBCAM"). Effective July 31, 1998, TBCAM, will no longer manage the Smith Barney Telecommunications Income Fund.

The Fund will continue to be managed by its current Investment Advisor, Smith Barney Strategy Advisers Inc., which will perform all duties previously performed by TBCAM. We believe that we will be able to perform in an effective manner without a sub-adviser and look forward to the opportunity. Jack Levande will be the new portfolio manager. Mr. Levande has more than 23 years of investment experience. He received his BBA in Accounting from Adelphi University and an MBA from New York University. He is a Managing Director of Smith Barney Inc. and one of the Portfolio Managers of the Smith Barney Balanced Fund.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
2                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                Net Asset Value
              -------------------
              Beginning    End      Income   Capital Gain     Return     Total
Period Ended  of Period of Period  Dividends Distributions  of Capital  Returns+
================================================================================
 6/30/98       $134.06   $139.22    $ 1.22      $11.02        $0.00     12.94%++
--------------------------------------------------------------------------------
12/31/97        104.62    134.06      2.83       13.61         0.00     45.11
--------------------------------------------------------------------------------
12/31/96        119.69    104.62      3.12        9.72         0.00     (1.45)
--------------------------------------------------------------------------------
12/31/95         95.62    119.69      3.58       11.50         0.00     42.93
--------------------------------------------------------------------------------
12/31/94        107.62     95.62      4.05        6.06         0.00     (1.83)
--------------------------------------------------------------------------------
12/31/93        102.67    107.62      4.42        6.87         0.00     16.00
--------------------------------------------------------------------------------
12/31/92        110.75    102.67      4.55       15.23         0.00     10.89
--------------------------------------------------------------------------------
12/31/91        129.06    110.75      6.05       14.62         1.18      3.30
--------------------------------------------------------------------------------
12/31/90        140.93    129.06      5.79        3.20         0.00     (1.80)
--------------------------------------------------------------------------------
12/31/89         99.10    140.93      5.85        2.81         0.00     52.11
--------------------------------------------------------------------------------
12/31/88         90.28     99.10      5.40        0.99         0.00     17.12
================================================================================
Total                               $46.86      $95.63        $1.18
================================================================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, twice a year.

--------------------------------------------------------------------------------
Average Annual Total Return+
--------------------------------------------------------------------------------

================================================================================
Six Months Ended 6/30/98++                                              12.94%
--------------------------------------------------------------------------------
Year Ended 6/30/98                                                      39.12
--------------------------------------------------------------------------------
Five Years Ended 6/30/98                                                18.75
--------------------------------------------------------------------------------
Ten Years Ended 6/30/98                                                 16.56
--------------------------------------------------------------------------------
1/1/84* through 6/30/98                                                 17.81
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return+
--------------------------------------------------------------------------------

================================================================================
6/30/88 through 6/30/98                                                362.83%
================================================================================

+ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*     Commencement of operations.


--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                    3

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL]

                          Growth of $10,000 Invested in
               the Smith Barney Telecommunications Income Fund vs.
        Standard & Poor's 500 Index and Lipper Equity Income Fund Index+
--------------------------------------------------------------------------------
                             June 1988 -- June 1998

                Smith Barney       Lipper Equity
             Telecommunications     Income Fund       Standard & Poor's
                Income Fund           Index              500 Index
                -----------           -----              ---------
6/88               10,000             10,000              10,000
12/88              10,289             11,411              10,343
12/89              15,651             12,265              13,615
12/90              15,370             13,054              13,192
12/91              15,876             16,651              17,203
12/92              17,605             18,273              18,513
12/93              20,423             20,984              20,374
12/94              20,049             20,791              20,642
12/95              28,656             26,994              28,389
12/96              28,241             31,909              34,904
12/97              40,980             40,456              46,556
6/98               46,283             44,336              54,805

+ Hypothetical illustration of $10,000 invested in the Smith Barney Telecommunications Income Fund on June 30, 1988, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 1998. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Figures for the index include reinvestment of dividends. The Lipper Equity Income Fund Index is a net asset value weighted index of the 30 largest funds in the Equity Income category. The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
4                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                June 30, 1998
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
COMMON STOCK -- 99.0%
Telecommunications -- 99.0%
     164,436  Airtouch Communications, Inc.+                        $ 9,609,229
     275,684  Ameritech Corp.                                        12,371,320
     323,180  Bell Atlantic Corp.                                    14,745,087
     246,944  Bellsouth Corp.                                        16,576,116
     376,894  SBC Communications Inc.                                15,075,760
     146,858  U.S. West Communications Inc.                           6,902,326
--------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost -- $10,565,046)                                  75,279,838
================================================================================

      FACE
     AMOUNT                         SECURITY                             VALUE
================================================================================
REPURCHASE AGREEMENT -- 1.0%
    $725,000  Goldman, Sachs & Co., 5.650% due 7/1/98; Proceeds at
              maturity -- $725,114; (Fully collateralized by U.S.
              Treasury Notes, 5.350% due 6/30/00; Market value --
              $739,845) (Cost -- $725,000)                              725,000
================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost-- $11,290,046*)                                 $76,004,838
================================================================================
+     Non-income producing security.
*     Aggregate cost for Federal income tax purposes is $7,401,660.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                    5

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                    June 30, 1998
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost-- $11,290,046)                      $76,004,838
   Dividend and interest receivable                                     82,819
--------------------------------------------------------------------------------
   Total Assets                                                     76,087,657
--------------------------------------------------------------------------------
LIABILITIES:
   Payable to bank                                                     151,900
   Investment advisory fees payable                                     41,090
   Administration fees payable                                           8,517
   Accrued expenses                                                     35,158
--------------------------------------------------------------------------------
   Total Liabilities                                                   236,665
--------------------------------------------------------------------------------
Total Net Assets                                                   $75,850,992
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                      $       545
   Capital paid in excess of par value                               6,589,025
   Overdistributed net investment income                                (6,328)
   Accumulated net realized gain on security transactions            4,552,958
   Net unrealized appreciation of investments                       64,714,792
--------------------------------------------------------------------------------
Total Net Assets                                                   $75,850,992
================================================================================
Shares Outstanding                                                     544,809
--------------------------------------------------------------------------------
Net Asset Value, per share (and redemption price)                  $    139.22
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
6                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 1998

INVESTMENT INCOME:
   Dividends                                                       $   989,831
   Interest                                                              6,854
--------------------------------------------------------------------------------
   Total Investment Income                                             996,685
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                   213,297
   Administration fees (Note 2)                                         77,563
   Trustees' fees                                                       20,170
   Audit and legal fees                                                 18,136
   Shareholder and system servicing fees                                13,965
   Shareholder communications                                            6,000
   Custody                                                               1,268
   Other                                                                 2,438
--------------------------------------------------------------------------------
   Total Expenses                                                      352,837
--------------------------------------------------------------------------------
Net Investment Income                                                  643,848
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                             6,029,436
     Cost of securities sold                                           844,205
--------------------------------------------------------------------------------
   Net Realized Gain                                                 5,185,231
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                            61,175,483
     End of period                                                  64,714,792
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                           3,539,309
--------------------------------------------------------------------------------
Net Gain on Investments                                              8,724,540
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 9,368,388
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                    7

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 1998 (unaudited) and the Year Ended December 31, 1997

                                                        1998           1997
================================================================================
OPERATIONS:
  Net investment income                             $   643,848   $  1,577,412
  Net realized gain+                                  5,185,231     11,653,203
  Increase in net unrealized appreciation             3,539,309     12,237,948
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations              9,368,388     25,468,563
--------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income                                (647,995)    (1,579,593)
  Net realized gains                                 (5,811,045)    (7,348,267)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                    (6,459,040)    (8,927,860)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net asset value of shares issued
    for reinvestment of dividends                     2,656,005      3,568,839
  Cost of shares reacquired                          (2,987,817)    (9,817,656)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                            (331,812)    (6,248,817)
--------------------------------------------------------------------------------
Increase in Net Assets                                2,577,536     10,291,886

NET ASSETS:
  Beginning of period                                73,273,456     62,981,570
--------------------------------------------------------------------------------
  End of period*                                    $75,850,992    $73,273,456
================================================================================
* Includes overdistributed net investment
  income of:                                        $    (6,328)   $    (2,181)
================================================================================

+ Net realized gains for Federal income tax purposes are $5,387,661 and $11,928,475, for the six months ended June 30, 1998 and the year ended December 31, 1997, respectively.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Telecommunications Income Fund ("Fund"), an investment fund of the Smith Barney Telecommunications Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Shares of the Fund are not currently offered for sale to new investors.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price were reported are valued at current quoted bid prices; securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated using the average-cost method for financial reporting purposes and the specific identification method for tax purposes; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) income distributions and capital gain distributions are determined in accordance with income tax regulations which differ from generally accepted accounting principles. These differences are primarily due to differing accounting method adopted for income tax purposes, and various timing differences; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Strategy Advisors Inc. ("SBSA"), a wholly owned subsidiary of Mutual Management Corp. ("MMC"), which, in turn, is a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Trust. The Fund pays SBSAan investment advisory fee calculated at an annual rate of 0.55% of the average daily net assets. This fee is calculated daily and paid monthly.


--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                    9

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

SBSA has entered into a sub-advisory agreement with The Boston Company Asset Management, Inc. ("TBCAM"). Pursuant to the sub-advisory agreement, Boston Advisors is responsible for the day-to-day portfolio operations and investment decisions for the Fund. As a result, SBSA will pay TBCAM a monthly fee calculated at the annual rate of 0.275% of daily net assets.

MMC acts as the administrator of the Trust for which it receives a fee calculated at an annual rate of 0.20% of the average daily net assets of each fund. This fee is calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Trust shares and primary broker for its portfolio agency transactions.

All officers and one Trustee of the Trust are employees of SB.

3. Investments

During the six months ended June 30, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                                   --
--------------------------------------------------------------------------------
Sales                                                              $ 6,029,436
================================================================================

At June 30, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                      $68,603,178
Gross unrealized depreciation                                               --
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $68,603,178
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


--------------------------------------------------------------------------------
10                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Shares of Beneficial Interest

At June 30, 1998, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of the Fund were as follows:

                                    Six Months Ended           Year Ended
                                      June 30, 1998         December 31, 1997
================================================================================
Shares issued on reinvestment            18,923                   27,784
Shares redeemed                         (20,705)                 (83,210)
--------------------------------------------------------------------------------
Net Decrease                             (1,782)                 (55,426)
================================================================================

6. Concentration of Credit Risk

Because the Fund concentrates its investments in one industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broader range of investment alternatives. The economic and business cycle risks associated with the concentration of the Fund in only one industry could mean that adverse conditions could substantially impact the income earned by the Fund and the value of the Fund's holdings.


--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                   11

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

                                 1998(1)       1997        1996        1995        1994        1993
=====================================================================================================
Net Asset Value,
  Beginning of Period           $134.06       $104.62     $119.69     $ 95.62     $107.62     $102.67
-----------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income            1.21          2.83        3.12        3.58        4.02        3.94
  Net realized and unrealized
  gain (loss)                     16.19         43.05       (5.35)      35.57       (5.91)      12.30
-----------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                 17.40         45.88       (2.23)      39.15       (1.89)      16.24
-----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income           (1.22)        (2.83)      (3.12)      (3.58)      (4.05)      (4.42)
  Net realized gains             (11.02)       (13.61)      (9.72)     (11.50)      (6.06)      (6.87)
-----------------------------------------------------------------------------------------------------
Total Distributions              (12.24)       (16.44)     (12.84)     (15.08)     (10.11)     (11.29)
-----------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                 $139.22       $134.06     $104.62     $119.69     $ 95.62     $107.62
-----------------------------------------------------------------------------------------------------
Total Return                      12.94%++      45.11%      (1.45)%     42.93%      (1.83)%     16.00%
-----------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)          $75,851       $73,273     $62,982     $74,841     $61,256     $71,570
-----------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses                         0.91%+        0.92%       0.90%       0.95%       0.95%       0.93%
  Net investment income            1.66+         2.35        2.80        3.23        3.80        3.47
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate               0%            0%          0%          0%          0%          0%
-----------------------------------------------------------------------------------------------------
Average commissions
  per share paid on
  equity transactions(2)        $  0.05       $  0.05     $  0.05     $  0.06          --          --
=====================================================================================================

(1)   For the six months ended June 30, 1998 (unaudited).
(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
12                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On February 6, 1998, a special meeting of shareholders of the Trust was held for the purpose of voting on the following matters:

1.    To elect Trustees of the Trust; and
2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

The results of the vote on Proposal 1 were as follows:

                         Shares       Percentage       Shares      Percentage
                          Voted        of Shares        Voted       of Shares
Name of Trustees           For           Voted         Against        Voted
================================================================================
Paul R. Ades           326,799.054      99.415%       1,923.323       0.585%
Herbert Barg           324,194.689      98.623        4,527.688       1.377
Dwight B. Crane        326,799.054      99.415        1,923.323       0.585
Frank Hubbard          326,799.054      99.415        1,923.323       0.585
Jerome Miller          326,799.054      99.415        1,923.323       0.585
Ken Miller             326,799.054      99.415        1,923.323       0.585
Heath B. McLendon      326,799.054      99.415        1,923.323       0.585
================================================================================

Proposal 2 requested that shareholders approve certain changes to the fundamental policies of the Fund in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Fund. The following chart demonstrates that all proposals were approved by shareholders.

Please note that "M" indicates a modification of the policy and "E" indicates the elimination of the policy.

================================================================================
 M Issuance of Senior Securities                                    Approved
--------------------------------------------------------------------------------
 M Borrowing                                                        Approved
--------------------------------------------------------------------------------
 M Lending by the Fund                                              Approved
--------------------------------------------------------------------------------
 E Limiting Investments to Enumerated Instruments                   Approved
--------------------------------------------------------------------------------
 M Real Estate                                                      Approved
================================================================================

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Fund on all proposals.

     Shares     Percentage    Shares       Percentage                Percentage
     Voted      of Shares      Voted       of Shares     Shares      of Shares
      For         Voted       Against        Voted      Abstained    Abstained
================================================================================
  306,639.822    93.409%     7,314.991       2.228%     14,322.564     4.363%
================================================================================


--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                   13

Smith Barney                                                        SMITH BARNEY
Telecommunications
Income Fund                                     A Member of TravelersGroup[LOGO]

Trustees

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank G. Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

Allan R. Johnson, Emeritus
John F. White, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Valerie J. Sill
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Adviser

Smith Barney Strategy
Advisers Inc.

Administrator

Mutual Management Corp.

Distributor

Smith Barney Inc.

Custodian

PNCBank, N.A.

Shareholder
Service Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of shareholders of Smith Barney Telecommunications Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Telecommunications
Income Fund
388 Greenwich Street
New York, New York 10013

www.smithbarney.com

FD0412 8/98